Intangible Assets, Net (Details) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2022 USD ($)
Intangible Assets, Net (Details) [Line Items]
Amortization expenses intangible assets	¥ 17,814	¥ 30,781	¥ 41,447
Estimated amortization expenses for next twelve months	14,797
Estimated amortization expenses for year two	13,602
Estimated amortization expenses for year three	11,304
Estimated amortization expenses for year four	7,990
Estimated amortization expenses for year five	5,461
Estimated amortization expenses thereafter	17,057
Impairment loss on indefinite lived intangible assets (in Dollars)	¥ 113,385
Royalty rate percentage	3.50%
Discount rate percentage	15.50%			15.50%
Terminal growth rate percentage	2.30%	3.00%
Indefinite-Lived Intangible Assets [Member]
Intangible Assets, Net (Details) [Line Items]
Impairment loss on indefinite lived intangible assets (in Dollars) | $				$ 113,385
Discontinued Operations [Member]
Intangible Assets, Net (Details) [Line Items]
Amortization expenses intangible assets	¥ 14,639		¥ 14,696